Income Taxes - Summary of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 469	$ 436	$ 405	$ 379
Additions for tax positions related to the prior year	1	71	60
Additions for tax positions related to the current year	5	5	5
Reductions for tax positions for prior years	(2)	(23)	(6)
Settlements	(35)	(14)	(27)
Lapse of statute of limitations	(2)	(6)	(2)
Currency translation adjustment, decrease	(1)
Currency translation adjustment, increase		0	1
Balance at end of year	$ 435	$ 469	$ 436	$ 379